EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2022	2021
Profit (loss) attributable to the shareholders of the Company	475,537	(14,961)
(in thousands)
Weighted average number of basic and diluted shares	214,011	198,965

Cash dividends per share declared	$0.15	$0.00